Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Accounts Receivable

		December 31	December 31

(in thousands)	Note	2024	2023

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$3,518	$5,360

Trade receivables from sales of cobalt	6	1,199	3,975

Other accounts receivable		1,500	743

Total accounts receivable		$6,217	$10,078